Debt - Schedule of Transaction Costs (Details) - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2025
Changes To Borrowing [Roll Forward]
Interest accrued	$ 2,918,133		$ 0
Senior Secured Bridge Loan Facility Warrants
Changes To Borrowing [Roll Forward]
Beginning balance	16,677,872	$ 0	0	$ 0
Additions	21,700,000	20,000,000		20,000,000
Transaction cost and arrangement fees	(4,730,099)	(3,438,487)		(3,438,487)
Interest accrued		1,193,442		1,193,442
Interest and commitment fee paid in cash	(1,730,498)	(1,077,083)		(1,077,083)
Ending balance	$ 34,835,408	$ 16,677,872	$ 0	$ 16,677,872